Financial Risk Management Objectives and Policies (Details) £ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022
Financial Risk Management Objectives and Policies (Details) [Line Items]
Percentage of USD/AUD exchange rate	5.80%	5.80%	5.80%
Trade receivable (in Dollars)	$ 46,949
Revenue from contracts with customers (in Dollars) | £		£ 1
Individual accounts (in Dollars)	$ 27,920
Trade receivables [member]
Financial Risk Management Objectives and Policies (Details) [Line Items]
Trade receivables percentage	2.60%
Revenue from contracts with customers (in Dollars)	$ 1,804,705
Credit Risk [Member]
Financial Risk Management Objectives and Policies (Details) [Line Items]
Trade receivables percentage	90.00%